Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Minimum [Member] | Computer and office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Revenue equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years	[1]
Maximum [Member] | Computer and office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Revenue equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	6 years	[1]

[1]	Revenue equipment are trucks and trailers used only for providing trucking services.